UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2024 to October 18, 2024

Commission File Number of issuing entity:  333-257737-05

Central Index Key Number of issuing entity:  0001937985

BBCMS Mortgage Trust 2022-C17
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257737

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4238301
38-4238302
38-4238303
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

The ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 30, 2024 under Commission File No. 333-257737-05 and incorporated by reference in this Form 10-D) reflects a lease expiration date of July 30, 2150 for Wal-Mart Stores Inc. for the Crossgates Commons Mortgage Loan (Loan Number 18 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on September 8, 2022 pursuant to Rule 424(b)(2)). The actual lease is for a term of 200 years, expiring July 30, 2193, however, the file format does not permit inclusion of dates that far into the future.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2024 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2022-C17.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2022-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2024 to October 18, 2024.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 13, 2024. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2024. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Argentic Real Estate Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on October 24, 2024. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number for Bank of Montreal is 0000927971.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2024. The CIK number for KeyBank National Association is 0001089877.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2024. The CIK number for LMF Commercial, LLC is 0001592182.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2024. The CIK number for Societe Generale Financial Corporation is 0001755531.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York is 0001685185.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 30, 2024 under Commission File No. 333-257737-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 30, 2024 under Commission File No. 333-257737-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2022-C17, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2024	$387.88
Current Distribution Date	10/18/2024	$375.97

REO Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2022-C17, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2024	$6,796.02
Current Distribution Date	10/18/2024	$6,577.73

Interest Reserve Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2022-C17, relating to the October 18, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 30, 2024 under Commission File No. 333-257737-05 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 30, 2024 under Commission File No. 333-257737-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: October 30, 2024